INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS

17.	INTEREST BEARING LOANS AND BORROWINGS

Outstanding debt as of December 31, 2024 and December 31, 2023 was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	39,285	174,125
$34.8 million term loan facility	14,259	16,370
$250.7 million term loan facility	—	119,088
$219.6 million term loan facility	203,122	—
$606.7 million term loan facility	594,586	—
$100.8 million term loan facility	70,050	77,725
$328.4 million term loan facility	—	169,705
$321.6 million term loan facility	—	165,203
$129.4 million term loan facility	114,498	124,415
$104.0 million term loan facility	84,703	92,422
$60.6 million term loan facility	55,939	60,600
$63.5 million term loan facility	58,918	63,450
$544.0 million lease financing	—	429,352
$512.1 million lease financing	512,057	—
$42.9 million term loan facility	32,175	34,559
$62.5 million term loan facility	46,875	50,347
$94.5 million term loan facility	90,349	—
$133.7 million term loan facility	55,048	115,502
$58.5 million term loan facility	48,750	52,000
$58.5 million term loan facility	48,750	52,000
$130.0 million term loan facility	114,563	121,062
$65.0 million term loan facility	58,500	61,750
$65.0 million term loan facility	57,688	60,937
$65.0 million term loan facility	58,681	62,292
$65.0 million term loan facility	59,312	62,562
$1,410.0 million term loan facility	1,335,925	891,324
$539.9 million Shareholder loan facility	—	235,000
Total U.S. dollar denominated floating rate debt	3,754,033	3,291,790
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	—	175,000
Total U.S. dollar denominated fixed rate debt	—	175,000
Debt issuance costs	(48,188)	(42,720)
Accrued finance expense	38,543	32,393
Total debt	3,744,388	3,456,463
Short-term debt and current portion of long-term debt	460,318	261,999
Long-term portion of debt	3,284,070	3,194,464
Proceeds and repayments of debt in the year ended December 31, 2024 are summarized as follows:

(in thousands of $)	December 31, 2023	Proceeds	Repayments	Other	December 31, 2024
Total U.S. dollar denominated floating rate debt	3,279,626	2,167,296	(1,705,055)	2,521	3,744,388
Total U.S. dollar denominated fixed rate debt	176,837	—	(175,000)	(1,837)	—
Total debt	3,456,463	2,167,296	(1,880,055)	684	3,744,388

Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	Other	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,178,430	1,509,749	(402,187)	(6,366)	3,279,626
Total U.S. dollar denominated fixed rate debt	211,884	99,700	(134,400)	(347)	176,837
Total debt	2,390,314	1,609,449	(536,587)	(6,713)	3,456,463

Proceeds and repayments of debt in the year ended December 31, 2022 are summarized as follows:

(in thousands of $)	January 1, 2022	Proceeds	Repayments	Other	December 31, 2022
Total U.S. dollar denominated floating rate debt	2,114,625	651,248	(597,834)	10,391	2,178,430
Total U.S. dollar denominated fixed rate debt	210,950	—	—	934	211,884
Total debt	2,325,575	651,248	(597,834)	11,325	2,390,314

A summary of the Company's interest bearing loans and borrowings as of December 31, 2024 is as follows:

$252.4 million term loan facility
In July 2022, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $252.4 million to refinance the original $328.6 million loan facility maturing in February 2023. The new facility matures in September 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In August 2022, the Company drew down $252.4 million and repaid the outstanding balance of the original facility of $262.0 million. The facility is fully drawn down as of December 31, 2024.

$34.8 million term loan facility
In October 2022, the Company entered into a senior secured term loan facility in an amount of up to $34.8 million to refinance the original $50.0 million loan facility maturing in March 2023. The new facility matures in December 2027, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2022, the Company drew down $34.8 million and repaid the outstanding balance of the original facility of $35.9 million. The facility is fully drawn down as of December 31, 2024.

$250.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $250.7 million. The facility was maturing in May 2025, carried an interest rate of SOFR plus Credit Adjustment Spread (“CAS”) (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and had an amortization profile of 18 years commencing on the delivery date from the yard. In November 2020, the Company drew down $250.7 million. In the year ended December 31, 2021, the sale of two LR2 tankers resulted in a prepayment of $46.5 million under the facility. The facility is fully drawn down and fully repaid as of December 31, 2024.

$219.6 million term loan facility
In March 2024, the Company entered into a senior secured term loan facility in an amount of up to $219.6 million with a syndicate of banks to refinance six LR2 tankers previously financed under the $250.7 million facility. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The refinancing generated net cash proceeds of approximately $101.0 million. The facility is fully drawn down as of December 31, 2024.

$100.8 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with ING and Credit Suisse in an amount of up to $100.8 million. The facility matures in November 2025, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 17 years commencing on the delivery date from the yard. In November 2020, the Company drew down $100.8 million. The facility is fully drawn down as of December 31, 2024.

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $119.7 million with ING and First Citizens to refinance the $100.8 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $51.6 million. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 165 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard.

$328.4 million term loan facility
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down and fully repaid as of December 31, 2024.

$321.6 million term loan facility
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 15 years. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tankers delivered in the period. The Company drew down $32.0 million in the year ended December 31, 2018 in connection with one LR2 tanker delivered in the period. The facility is fully drawn down and fully repaid as of December 31, 2024.

$606.7 million term loan facility
In May 2024, the Company entered into a senior secured term loan facility in an amount of up to $606.7 million with China Exim Bank and DNB, insured by China Export and Credit Insurance Corporation, to refinance eight Suezmax tankers and eight LR2 tankers. The facility has a tenor of approximately nine years, carries an interest rate of SOFR plus a margin in line with the Company’s existing loan facilities and has an amortization profile of 19.7 years commencing on the delivery date from the yard. The refinancing generated net cash proceeds of approximately $275.0 million. The facility is fully drawn down as of December 31, 2024.

$129.4 million term loan facility
In May 2023, the Company entered into a senior secured term loan facility in an amount of up to $129.4 million from ING to refinance an existing term loan facility with total balloon payments of $80.1 million due in August 2023. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. In June 2023, the Company drew down $129.4 million under the new facility and repaid the outstanding balance of the existing facility of $84.5 million in full. The new facility is fully drawn down as of December 31, 2024.

$104.0 million term loan facility
In April 2022, the Company entered into a senior secured term loan facility with Credit Suisse AG in an amount of $104.0 million to refinance the $110.5 million loan facility maturing in 2023. The new facility matures in May 2028, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In May 2022, the Company drew down $104.0 million and repaid the outstanding balance of the original facility of $96.4 million. The facility is fully drawn down as of December 31, 2024.

$60.6 million term loan facility and $63.5 million term loan facility
In November 2023, the Company entered into two senior secured term loan facilities in an amount of up to $124.1 million with Deka Bank to refinance an existing facility which had total balloon payments of $89.0 million due in January 2024. The facilities have a tenor of four and six years, respectively, carry an interest rate of SOFR plus a margin of 171 basis points and have an amortization profile of 18 years commencing on the delivery year from the yard. The facilities were fully drawn down in November 2023. The Company used $90.9 million of the proceeds to repay the existing loan facility in full and used the remaining net cash proceeds from the refinancing of $33.2 million to partly finance the Acquisition.
$544.0 million lease financing
In March 2020, the Company signed a sale-and-leaseback agreement in an amount of $544.0 million with ICBCL to finance the cash amount payable upon closing of the acquisition of 10 Suezmax tankers from Trafigura, which took place on March 16, 2020. The lease financing has a tenor of seven years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 230 basis points, has an amortization profile of 17.8 years and includes purchase options for the Company throughout the term with a purchase obligation at the end of the term. The facility is fully drawn down and repaid as of December 31, 2024.

$512.1 million lease financing
In October 2024, the Company entered into a sale-and-leaseback agreement in an amount of up to $512.1 million with CMB Financial Leasing Co., Ltd to refinance an existing sale-and-leaseback agreement for 10 Suezmax tankers. The lease financing has a tenor of 10 years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20.6 years commencing on the delivery date from the yard and includes purchase options for Frontline throughout the term of the agreement. The refinancing generated net cash proceeds of $101.0 million. The facility is fully drawn down as of December 31, 2024.

$42.9 million term loan facility
In November 2019, the Company signed a senior secured term loan facility in an amount of up to $42.9 million with Credit Suisse to partially finance the delivery of one Suezmax tanker. The facility matures five years after the vessel's delivery date, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 18 years. In May 2020, the Company drew down $42.9 million under the facility in connection with the delivery of one Suezmax tanker. The facility is fully drawn down as of December 31, 2024.

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $47.0 million with SEB to refinance the $42.9 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $14.9 million. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard.

$62.5 million term loan facility
In May 2020, the Company signed a senior secured term loan facility in an amount of up to $62.5 million with Crédit Agricole to partially finance the delivery of one VLCC. The facility matures five years after the vessel's delivery date, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 190 basis points and has an amortization profile of 18 years. In June 2020, the Company drew down $62.5 million under the facility in connection with the delivery of one VLCC. The facility is fully drawn down as of December 31, 2024.

In February 2025, the Company entered into a senior secured credit facility in an amount of up to $72.3 million with Crédit Agricole to refinance the $62.5 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $25.4 million. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard.

$133.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with CEXIM and Sinosure in an amount of up to $133.7 million to partially finance four LR2 tanker newbuildings in the Company's newbuilding program at that time. The facility has a tenor of 12 years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin in line with the Company’s other credit facilities and has an amortization profile of 17 years commencing on the delivery date from the yard. The Company drew down $33.4 million in March 2021, $33.4 million in April 2021, $33.4 million in September 2021 and $33.4 million in November 2021 under the facility to partially finance the delivery of four LR2 tankers. The facility is fully drawn down as of December 31, 2024.

$94.5 million term loan facility
In February 2024, the Company entered into a secured term loan facility in an amount of up to $94.5 million with KFW Bank to refinance two LR2 tankers previously financed under the $133.7 million facility. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The refinancing generated net cash proceeds of approximately $38.0 million. The facility is fully drawn down as of December 31, 2024.

$58.5 million term loan facility
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with SEB to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of
SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2024.

$58.5 million term loan facility
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with KFW to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2024.

$130.0 million term loan facility
In October 2021, the Company entered into a senior secured term loan facility in an amount of up to $130.0 million with DNB to partially finance the acquisition of two of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The Company drew down $65.0 million in April 2022 and $65.0 million in June 2022 to partially finance the delivery of two 2022 built VLCCs. The facility is fully drawn down as of December 31, 2024.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ABN AMRO Bank N.V. to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2022, the Company drew down $65.0 million to partially finance the delivery of a 2022 built VLCC. The facility is fully drawn down as of December 31, 2024.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ING Bank to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. In August 2022, the Company drew down $65.0 million to partially finance the delivery of a 2022 built VLCC. The facility is fully drawn down as of December 31, 2024.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from KFW to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In January 2023, the Company took delivery of a VLCC newbuilding and drew down $65.0 million under this facility to partially finance the delivery. The facility is fully drawn as of December 31, 2024.

$65.0 million term loan facility
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from Crédit Agricole to partially finance the acquisition of one of the six resale VLCC newbuilding contracts in the Company's newbuilding program at that time. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS (as a result of the rate reform transition discussed below) plus a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. In January 2023, the Company took delivery of a VLCC newbuilding and drew down $65.0 million under this facility to partially finance the delivery. The facility is fully drawn as of December 31, 2024.

$1,410.0 million term loan facility
In November 2023, the Company entered into a senior secured term loan facility in an amount of up to $1,410.0 million with a group of our relationship banks to partially finance the Acquisition. The facility has a tenor of five years, carries an interest rate of SOFR plus a margin in line with the Company’s existing loan facilities and has an amortization profile of 20 years commencing on the delivery date from the yard. In December 2023, the company drew down $891.3 million under the facility to partly finance the Acquisition. Up to $518.7 million remained available and undrawn under the facility as of December 31, 2023 all of which was drawn down to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The original facility carried an interest rate of 6.25% and was available to the Company for a period of an initial period of 18 months from the first utilization date. The facility does not include any financial covenants.

In November 2022, the Company extended the facility by 12 months to May 2024 at an interest rate of 8.50% and otherwise on same terms. In February and June 2023, the Company repaid $60.0 million and $74.4 million, respectively, under the facility. In October 2023, the Company extended the facility by 20 months to January 4, 2026, at an interest rate of 10.0% and otherwise on existing terms. In December 2023, the Company drew down $99.7 million under the facility to partly finance the Acquisition. The balance outstanding of $175.0 million was included in long-term debt as of December 31, 2023.

In April 2024, the Company repaid $100.0 million under the facility. In October 2024, the Company repaid $75.0 million under the facility. Up to $275.0 million remains available to be drawn as of December 31, 2024.

$539.9 million Shareholder loan
In November 2023, the Company entered into a subordinated unsecured shareholder loan in an amount of up to $539.9 million with Hemen to partly finance the Acquisition. The facility had a tenor of five years and carried an interest rate of SOFR plus a margin equal to the $1,410.0 million facility, in line with the Company’s existing loan facilities. In December 2023, the Company drew down $235.0 million under the facility to partly finance the Acquisition. In January 2024, the Company drew down $60.0 million to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024. In June 2024, the Company repaid $147.5 million under the Hemen shareholder loan. In August 2024, the Company repaid the Hemen shareholder loan in full, and no amount remained available to be drawn as of December 31, 2024.

Rate reform transition
Due to the discontinuance of the London Interbank Offered Rate (“LIBOR”) after June 30, 2023, the Company entered into amendments to existing loan agreements with an aggregate outstanding principal of $1,634.1 million as of December 31, 2023 (as denoted above), for the transition from LIBOR to SOFR. As of December 31, 2023, the weighted average CAS of these amendment agreements was 15 basis points based on a three months interest period. As of December 31, 2024, the reference rate of all the Company's loan arrangements is SOFR.

The amendments to our loan agreements, which are measured at amortized cost using the effective interest method, were accounted for as an adjustment to the effective interest rate which did not have a significant effect on the carrying amount of the loans.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Cash and cash equivalents include cash balances of $92.6 million (2023: $75.4 million), which represents 50% (2023: 50%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirements by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months.

Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2024 and December 31, 2023.

Assets pledged

(in thousands of $)	December 31, 2024	December 31, 2023
Vessels	5,246,518	4,632,901